Share Based Payment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through share-based payment transactions, equity	$ 20	$ 10	[1]
Non Executive Directors [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through share-based payment transactions, equity	$ 20	$ 10	[1]
Number of Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued	4,012	217
Number of Ordinary Shares [member] | Non Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued	4,012	217

[1]	The second quarter of 2020 share based payment was effected on July 9, 2020. A total of 130 shares were issued for the amount of $10.